Note 13 - Line of Credit (Details) - Line of Credit [Member] - USD ($) $ in Thousands	1 Months Ended
	Oct. 24, 2014	Apr. 30, 2013	Apr. 30, 2014	Dec. 31, 2013
SVB Loan Agreement [Member]
Note 13 - Line of Credit (Details) [Line Items]
Debt Instrument, Term	2 years
Line of Credit Facility, Maximum Borrowing Capacity	$ 10,000
Line of Credit Facility, Expiration Date	Oct. 24, 2016
Line of Credit Facility, Percent of Eligible Accounts Receivable	85.00%
Long-term Line of Credit				$ 4,000
SVB Loan Agreement [Member] | Prime Rate [Member]
Note 13 - Line of Credit (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.50%
PNC Credit Agreement [Member]
Note 13 - Line of Credit (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 11,000
Line of Credit Facility, Expiration Date		Apr. 30, 2016
Debt Instrument, Description of Variable Rate Basis		LIBOR
PNC Credit Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member]
Note 13 - Line of Credit (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.25%